Concentrations of Credit and Market Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit and Market Risk

Note 15—Concentrations of Credit and Market Risk

Financial instruments that potentially subject Pacific Drilling to credit risk are primarily cash equivalents and restricted cash. At times, cash equivalents may be in excess of FDIC insurance limits. Pacific Drilling has a concentration of customers in the offshore drilling industry, which exposes us to a concentration of credit risk within a single industry. This industry concentration has the potential to impact our overall exposure to market and credit risks as our customers could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration is largely offset by the creditworthiness of our customer base. During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned from our customers was as follows:

	Years ended December 31,
	2012	2011	2010
Chevron	45.0%	100.0%	—
Total	32.9%	—	—
Petrobras	22.1%	—	—